Commitments and Contingencies (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2013 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 NOK (kr)
Loss Contingencies [Line Items]
Coverage for pollution		$ 1,000,000
Arbitration proceedings | Star Polaris
Loss Contingencies [Line Items]
Name of defendant		Hanjin HHIC-Phil Inc
Off hire days	142
Loss on revenues due to off hire	$ 2,343
Vessel upgrades (3)
Loss Contingencies [Line Items]
Secured financing related to commitments payments		$ 134,225
Vessel upgrades (3) | Loan and Bareboat Lease Agreements
Loss Contingencies [Line Items]
Secured financing related to commitments payments		92,400
Vessel upgrades (3) | Loan and Finance Lease Agreements
Loss Contingencies [Line Items]
Secured financing related to commitments payments		$ 41,825
Bareboat commitments charter hire (4)
Loss Contingencies [Line Items]
Capital leased assets, Number of vessels		3	3
Variable portion of payment to SWS owner		3-month LIBOR rate of 2.808%
Office rent (5)
Loss Contingencies [Line Items]
Office rent		$ 1,647
Office rent (5) | Indefinite rental agreement
Loss Contingencies [Line Items]
Office rent		$ 22
Exchange rate NOK/USD		0.1156	0.1156
Office rent (5) | Indefinite rental agreement | NOK
Loss Contingencies [Line Items]
Office rent | kr			kr 188,000
Payments fo E.R. Vessel acquisition (6) | Indefinite rental agreement
Loss Contingencies [Line Items]
Number of vessels acquired		2	2